The Prudential                       Arthur D. Woods, III
                                     Assistant General Counsel
                                     Law Department

                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (201) 802-8020 fax: (201) 802-9560


                                                              May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Pruco Life of New Jersey Variable Appreciable Account
              (Registration No. 2-89780)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 26 and (ii) that the text of Post-Effective Amendment No. 26 was filed electronically on April 28, 1997 (Accession No. 0000950110-97-000696).



                                  By: /s/
                                      ------------------------------------------
                                      Arthur D. Woods, III
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey